Long-Term Debt and Finance Lease Obligations - Long term debt (Details) - USD ($) $ in Thousands						12 Months Ended
	Jun. 13, 2016	Nov. 20, 2014	Apr. 05, 2013	Jul. 26, 2012	May 05, 2011	Dec. 31, 2019	Jun. 30, 2020	Sep. 03, 2019	Dec. 31, 2018	Dec. 27, 2012	May 16, 2012
Long-term debt
Carrying Amount						$ 10,625,996	$ 9,525,996		$ 11,927,718
Fair Value						11,096,954	9,740,901		10,764,806
Unamortized deferred financing costs and debt discounts, net						(16,250)	(13,581)		(23,215)
Finance lease obligations (3)						212,617	188,809		66,984
Total long-term debt and finance lease obligations (including current portion)						$ 10,822,363	$ 9,701,224		11,971,487
Percentage of principal amount at which notes may be required to be repurchased in event of change of control						101.00%
7 7/8% Senior Notes due 2019
Long-term debt
Carrying Amount									1,317,372
Fair Value									$ 1,343,298
Interest rate (as a percent)						7.875%		7.875%	7.875%
5 1/8% Senior Notes due 2020
Long-term debt
Carrying Amount						$ 1,100,000			$ 1,100,000
Fair Value						$ 1,110,208			$ 1,089,957
Interest rate (as a percent)						5.125%	5.125%		5.125%
Redemption price as a percentage of principal amount						100.00%
Aggregate principal amount			$ 1,100,000
Term of debt instrument			7 years
Annual Debt Service Requirements						$ 56,375
6 3/4% Senior Notes due 2021
Long-term debt
Carrying Amount						2,000,000	$ 2,000,000		$ 2,000,000
Fair Value						$ 2,109,420	$ 2,045,100		$ 1,974,940
Interest rate (as a percent)					6.75%	6.75%	6.75%		6.75%
Redemption price as a percentage of principal amount						100.00%
Aggregate principal amount					$ 2,000,000
Term of debt instrument					10 years
Annual Debt Service Requirements						$ 135,000
5 7/8% Senior Notes due 2022
Long-term debt
Carrying Amount						2,000,000	$ 2,000,000		$ 2,000,000
Fair Value						$ 2,129,580	$ 2,043,040		$ 1,833,140
Interest rate (as a percent)				5.875%		5.875%	5.875%		5.875%
Redemption price as a percentage of principal amount						100.00%
Aggregate principal amount				$ 1,000,000							$ 1,000,000
Term of debt instrument				10 years
Annual Debt Service Requirements						$ 117,500
5% Senior Notes due 2023
Long-term debt
Carrying Amount						1,500,000	$ 1,500,000		$ 1,500,000
Fair Value						$ 1,543,770	$ 1,495,545		$ 1,247,445
Interest rate (as a percent)						5.00%	5.00%		5.00%	5.00%
Redemption price as a percentage of principal amount						100.00%
Aggregate principal amount										$ 1,500,000
Annual Debt Service Requirements						$ 75,000
5 7/8% Senior Notes due 2024
Long-term debt
Carrying Amount						2,000,000	$ 2,000,000		$ 2,000,000
Fair Value						$ 2,049,080	$ 2,000,340		$ 1,611,960
Interest rate (as a percent)						5.875%	5.875%		5.875%
Redemption price as a percentage of principal amount						100.00%
Aggregate principal amount		$ 2,000,000
Term of debt instrument		10 years
Annual Debt Service Requirements						$ 117,500
7 3/4% Senior Notes due 2026
Long-term debt
Carrying Amount						2,000,000	$ 2,000,000		$ 2,000,000
Fair Value						$ 2,128,900	$ 2,130,880		$ 1,653,720
Interest rate (as a percent)						7.75%	7.75%		7.75%
Aggregate principal amount	$ 2,000,000
Term of debt instrument	10 years
Annual Debt Service Requirements						$ 155,000
Other notes payable
Long-term debt
Carrying Amount						25,996	$ 25,996		$ 10,346
Fair Value						$ 25,996	$ 25,996		$ 10,346